Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Employee Service Share-based Compensation Allocation of Recognized Period Costs

The following tables summarize the Company’s stock-based compensation expense for liability and equity classified awards included in the consolidated statements of operations (in millions).

	Year Ended June 30,
Included in:	2015	2014	2013
Operating costs	$23.3	$20.2	$7.7
Selling, general and administrative expenses	177.4	233.5	98.1
Total stock-based compensation expense	$200.7	$253.7	$105.8

CII Common units	$156.4	$253.3	$104.9
CII Preferred units	0.4	0.4	0.9
Part A restricted stock units	12.6	—	—
Part B restricted stock units	31.3	—	—
Total stock-based compensation expense	$200.7	$253.7	$105.8

Summary Of Part B RSU Issuance

The table below reflects the total Part B RSUs granted during each period presented, the maximum eligible shares of ZGH’s stock that the respective Part B RSU grant could be converted into shares of ZGH’s common stock and the grant date fair value per Part B RSU (in millions):

	During the three months ended
	June 30, 2015	March 31, 2015	December 31, 2014
Part B RSUs granted	316,353	359,658	575,660
Maximum eligible shares of the Company's stock	1,490,023	1,381,086	2,210,534
Grant date fair value per Part B RSU	$27.10	$24.36	$63.12